Note 3 - Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Property and Equipment (Details)	Dec. 31, 2023
Building [Member]
Useful life (Year)	40 years
Furniture and Fixtures [Member] | Minimum [Member]
Useful life (Year)	4 years
Furniture and Fixtures [Member] | Maximum [Member]
Useful life (Year)	5 years
Computer Equipment [Member] | Minimum [Member]
Useful life (Year)	3 years
Computer Equipment [Member] | Maximum [Member]
Useful life (Year)	4 years
Rental Equipment [Member]
Useful life (Year)	4 years
Vehicles [Member] | Minimum [Member]
Useful life (Year)	3 years
Vehicles [Member] | Maximum [Member]
Useful life (Year)	5 years
Appliques [Member]
Useful life (Year)	10 years
Website Development [Member]
Useful life (Year)	2 years